PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, net

Property and equipment consists of the following:

	December 31,	December 31,
	2011	2010
Computer software and equipment	$1,504,971	$1,100,003
Furniture and equipment	70,571	57,143
Hardware equipment for customer use	2,288,621	1,417,948
Property and equipment, gross	3,864,163	2,575,094
Less: accumulated depreciation	(2,172,202)	(1,595,261)
Property and equipment, net	$1,691,961	$979,833

Depreciation expense for the years ended December 31, 2011 and 2010 was $583 thousand and $567 thousand, of which $514 thousand and $302 thousand was recorded as cost of revenue, respectively.